PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	1,993	3,038
Electronic equipment	58,561	74,360
Office equipment & furniture	7,226	7,844
Software	1,407	1,407
Total costs	77,280	94,742
Less: accumulated depreciation and amortization	(68,180)	(75,842)
Property and equipment, net	9,100	18,900

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were RMB20,483, RMB13,077 and RMB7,668 respectively.